Exploration and evaluation assets - Reconciliation of Change in Carrying Amount (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning balance	$ 5,015,620
Ending balance	3,107,104	$ 5,015,620
Property, plant and equipment	3,107,104	5,015,620
Exploration and evaluation assets [member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning balance	286,149	303,295
Acquisitions	1,380
Additions	14,721	36,487
Changes in asset retirement obligations	(500)	36
Transfers to capital assets		(27,918)
Depreciation	(54,838)	(18,689)
Foreign exchange	7,182	(7,062)
Ending balance	254,094	286,149
Property, plant and equipment	254,094	286,149
Exploration and evaluation assets [member] | Gross carrying amount [member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning balance	371,632
Ending balance	395,615	371,632
Property, plant and equipment	395,615	371,632
Exploration and evaluation assets [member] | Accumulated depletion, depreciation, and impairment [member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning balance	(85,483)
Ending balance	(141,521)	(85,483)
Property, plant and equipment	$ (141,521)	$ (85,483)